Financial assets and liabilities - Summary of Other Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	$ 1,204	$ 1,296
Bank guarantee
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	383	475
Letter of credit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	569	569
Security deposit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	$ 252	$ 252